Provisions - Other provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other provisions [abstract]
Provisions	$ 107,516	$ 142,727	$ 167,451
Other Provisions Provisions For Taxes
Other provisions [abstract]
Provisions	5,848	5,215
Other Provisions for Reclaiming Land
Other provisions [abstract]
Provisions	$ 9,099	$ 8,285